Other Commitment - Additional Information (Detail) $ in Thousands, $ in Thousands	Apr. 30, 2022 HKD ($)	Apr. 30, 2022 SGD ($)	Dec. 04, 2020 Numbers	Aug. 03, 2020 HKD ($)	Jun. 30, 2020 HKD ($) shares	Jun. 30, 2020 USD ($) shares
Other Commitment [Line Items]
Consideration transferred | $				$ 90,923
Number of licenses subject to grant | Numbers			4
Singa Bank [Member]
Other Commitment [Line Items]
Percentage of equity interest acquired	35.20%	35.20%
Consideration transferred	$ 435,000	$ 79,200
CapBridge Financial Pte. Ltd [Member]
Other Commitment [Line Items]
Percentage of equity interest acquired					55.00%	55.00%
Consideration transferred					$ 9,920	$ 1,280
Class A Ordinary shares [Member]
Other Commitment [Line Items]
Number of ordinary shares | shares					3,878,000	3,878,000